Shareholder Report, Average Annual Return (Details)	5 Months Ended	12 Months Ended		60 Months Ended	120 Months Ended
	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2024
C000046678
Average Annual Return [Line Items]
Line Graph and Table Measure Name			LSV Conservative Value Equity Fund, Institutional Class Shares
C000142890
Average Annual Return [Line Items]
Line Graph and Table Measure Name	LSV Conservative Value Equity Fund, Investor Class Shares
Without Sales Load [Member] | C000046678
Average Annual Return [Line Items]
Average Annual Return, Percent		32.93%		10.67%	8.76%
Without Sales Load [Member] | C000142890
Average Annual Return [Line Items]
Average Annual Return, Percent		32.58%		10.38%	8.48%
Russell 1000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Russell 1000 Index (USD)
Average Annual Return, Percent		38.07%		15.00%	12.75%
Russell 1000 Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index (USD)
Average Annual Return, Percent		38.07%		15.00%	12.75%